UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-127020-15


                J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233756, 57-1233757, 57-1233758
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   January 9, 2007

EXHIBIT INDEX

Exhibit Number      Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1 relating to the December 26, 2006 distribution.


                                     EX-99.1
         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 December 26, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             10
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          16

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com



                                 J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                                        December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL             BEGINNING                                                                                ENDING
          FACE                 PRINCIPAL                                                      REALIZED   DEFERRED       PRINCIPAL
CLASS     VALUE                BALANCE           PRINCIPAL         INTEREST        TOTAL      LOSSES     INTEREST       BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        161,500,000.00       122,671,385.76   6,958,505.23   543,502.39   7,502,007.62        0.00        0.00     115,712,880.53
A2        383,500,000.00       209,210,164.10  15,821,343.48   908,378.91  16,729,722.39        0.00        0.00     193,388,820.62
A3        148,700,000.00       148,700,000.00           0.00   651,636.44     651,636.44        0.00        0.00     148,700,000.00
A4        169,200,000.00       169,200,000.00           0.00   749,650.00     749,650.00        0.00        0.00     169,200,000.00
A5         59,653,000.00        59,653,000.00           0.00   268,620.77     268,620.77        0.00        0.00      59,653,000.00
M1         44,127,000.00        44,127,000.00           0.00   201,194.61     201,194.61        0.00        0.00      44,127,000.00
M2         37,067,000.00        37,067,000.00           0.00   169,602.12     169,602.12        0.00        0.00      37,067,000.00
M3         21,181,000.00        21,181,000.00           0.00    97,085.47      97,085.47        0.00        0.00      21,181,000.00
M4         19,416,000.00        19,416,000.00           0.00    90,559.46      90,559.46        0.00        0.00      19,416,000.00
M5         19,416,000.00        19,416,000.00           0.00    90,872.27      90,872.27        0.00        0.00      19,416,000.00
M6         17,063,000.00        17,063,000.00           0.00    80,959.20      80,959.20        0.00        0.00      17,063,000.00
M7         16,474,000.00        16,474,000.00           0.00    85,198.04      85,198.04        0.00        0.00      16,474,000.00
M8         14,709,000.00        14,709,000.00           0.00    77,254.94      77,254.94        0.00        0.00      14,709,000.00
M9         10,591,000.00        10,591,000.00           0.00    64,157.92      64,157.92        0.00        0.00      10,591,000.00
M10        10,002,000.00        10,002,000.00           0.00    63,007.04      63,007.04        0.00        0.00      10,002,000.00
M11        11,179,000.00        11,179,000.00           0.00    70,421.49      70,421.49        0.00        0.00      11,179,000.00
P                 100.00               100.00           0.00   383,575.92     383,575.92        0.00        0.00             100.00
R                   0.00                 0.00           0.00         0.00           0.00        0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,143,778,100.00       930,659,649.86  22,779,848.71 4,595,676.99  27,375,525.70        0.00        0.00     907,879,801.15
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
          FACE               NOTIONAL                                                          REALIZED   DEFERRED      NOTIONAL
CLASS     VALUE              BALANCE            PRINCIPAL          INTEREST         TOTAL      LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C      1,176,727,234.11    963,608,012.41       0.00            1,026,846.03   1,026,846.03     0.00       0.00      940,828,163.71
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                                  ENDING           PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL              INTEREST            TOTAL        PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          46626LJK7       759.57514403  43.08671969         3.36533988       46.45205957    716.48842433      5.500000%
A2          46626LHR4       545.52845919  41.25513293         2.36865426       43.62378720    504.27332626      5.390000%
A3          46626LHS2     1,000.00000000   0.00000000         4.38222219        4.38222219  1,000.00000000      5.440000%
A4          46626LHT0     1,000.00000000   0.00000000         4.43055556        4.43055556  1,000.00000000      5.500000%
A5          46626LHU7     1,000.00000000   0.00000000         4.50305550        4.50305550  1,000.00000000      5.590000%
M1          46626LHV5     1,000.00000000   0.00000000         4.55944456        4.55944456  1,000.00000000      5.660000%
M2          46626LHW3     1,000.00000000   0.00000000         4.57555562        4.57555562  1,000.00000000      5.680000%
M3          46626LHX1     1,000.00000000   0.00000000         4.58361126        4.58361126  1,000.00000000      5.690000%
M4          46626LHY9     1,000.00000000   0.00000000         4.66416667        4.66416667  1,000.00000000      5.790000%
M5          46626LHZ6     1,000.00000000   0.00000000         4.68027761        4.68027761  1,000.00000000      5.810000%
M6          46626LJA9     1,000.00000000   0.00000000         4.74472250        4.74472250  1,000.00000000      5.890000%
M7          46626LJB7     1,000.00000000   0.00000000         5.17166687        5.17166687  1,000.00000000      6.420000%
M8          46626LJC5     1,000.00000000   0.00000000         5.25222245        5.25222245  1,000.00000000      6.520000%
M9          46626LJD3     1,000.00000000   0.00000000         6.05777736        6.05777736  1,000.00000000      7.520000%
M10         46626LJE1     1,000.00000000   0.00000000         6.29944411        6.29944411  1,000.00000000      7.820000%
M11         46626LJF8     1,000.00000000   0.00000000         6.29944449        6.29944449  1,000.00000000      7.820000%
P           46626LJH4     1,000.00000000   0.00000000 3,835,759.20000000 3,835,759.20000000 1,000.00000000      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                      813.67150662  19.91631831         4.01797953       23.93429783    793.75518831
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                   ENDING            PASS-THRU
CLASS        CUSIP     NOTIONAL           PRINCIPAL            INTEREST              TOTAL         NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C          46626LJG9   818.88817092       0.00000000         0.87262876           0.87262876    799.52952259        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                 J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                                        December 26, 2006

Dates:

Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/15/06
Distribution Date                                                                                                 12/26/06

Principal Funds:

Scheduled Principal Payments (Total)                                                                            420,301.65
Group 1                                                                                                          92,836.56
Group 2                                                                                                         327,465.09

Principal Prepayments (Total)                                                                                21,581,636.35
Group 1                                                                                                       6,650,712.01
Group 2                                                                                                      14,234,807.71

Curtailments (Total)                                                                                             28,069.45
Group 1                                                                                                           8,700.40
Group 2                                                                                                          19,369.05

Curtailment Interest Adjustments (Total)                                                                            153.31
Group 1                                                                                                               8.53
Group 2                                                                                                             144.78

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                749,687.93
Group 1                                                                                                          -6,801.79
Group 2                                                                                                         756,489.72

Other Principal Adjustments (Total)                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Non Recoverable Principal Advances (Total)                                                                        2,007.03
Group 1                                                                                                             204.63
Group 2                                                                                                           1,802.40

Retro SSCRA                                                                                                           0.00

Interest Funds:

Gross Interest                                                                                                6,245,557.20
Group 1                                                                                                       1,089,360.67
Group 2                                                                                                       5,156,196.53

Servicing Fees                                                                                                  401,503.34
Group 1                                                                                                          69,734.15
Group 2                                                                                                         331,769.19

Trustee Fees                                                                                                      3,212.06
Group 1                                                                                                             557.87
Group 2                                                                                                           2,654.19

Custodian Fee                                                                                                     1,606.01
Group 1                                                                                                             278.94
Group 2                                                                                                           1,327.08

Trust Oversight Manager Fees                                                                                     12,045.10
Group 1                                                                                                           2,092.02
Group 2                                                                                                           9,953.08

Non Recoverable Interest Advances (Total)                                                                        42,595.19
Group 1                                                                                                           3,272.27
Group 2                                                                                                          39,322.92

Prepayment Penalties:

Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       60
Group 1                                                                                                                 22
Group 2                                                                                                                 38

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                           12,821,594.58
Group 1                                                                                                       3,734,564.93
Group 2                                                                                                       9,087,029.65

Amount of Prepayment Penalties Collected                                                                        383,575.92
Group 1                                                                                                         103,820.15
Group 2                                                                                                         279,755.77

Available Remittance Amount                                                                                  27,866,320.53

Principal Remittance Amount (Total)                                                                          22,081,725.03
Group 1                                                                                                       6,745,251.08
Group 2                                                                                                      15,336,473.95

Interest Remittance Amount (Total)                                                                            5,784,595.50
Group 1                                                                                                       1,013,425.42
Group 2                                                                                                       4,771,170.08

Pool Detail:
Beginning Number of Loans Outstanding                                                                                4,857
Group 1                                                                                                              1,333
Group 2                                                                                                              3,524

Ending Number of Loans Outstanding                                                                                   4,747
Group 1                                                                                                              1,290
Group 2                                                                                                              3,457

Beginning Aggregate Loan Balance                                                                            963,608,012.41
Group 1                                                                                                     167,361,868.59
Group 2                                                                                                     796,246,143.82

Ending Aggregate Loan Balance                                                                               940,828,163.71
Group 1                                                                                                     160,486,906.49
Group 2                                                                                                     780,341,257.22

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaining Term To Maturity                                                                            329
Group 1                                                                                                                329
Group 2                                                                                                                329

Weighted Average Net Mortgage Rate                                                                                7.25672%
Group 1                                                                                                           7.28982%
Group 2                                                                                                           7.24976%

Interest Accrual Period
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29

Delinquent Mortgage Loans
Group 1
Category       Number        Principal Balance    Percentage
1 Month          48             6,791,443.34        4.23%
2 Month          14             1,375,512.08        0.86%
3 Month           5               401,897.11        0.25%
Total            67             8,568,852.53        5.34%

Delinquent Mortgage Loans
Group 2
Category       Number        Principal Balance    Percentage
1 Month         122            28,901,126.74        3.70%
2 Month          50            12,832,842.91        1.64%
3 Month          27             4,641,481.85        0.59%
Total           199            46,375,451.50        5.94%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number     Number of Loans    Principal Balance   Percentage
      1                 5               707,128.85        0.44%
      2                13             2,961,316.28        0.38%
Total                  18             3,668,445.13        0.39%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              1
Principal Balance of Bankruptcy Loans that are Current                                                          174,336.15
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                89,114.52
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             443,678.18
Total Number of Bankruptcy Loans                                                                                         5
Total Principal Balance of Bankruptcy Loans                                                                     707,128.85

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              2
Principal Balance of Bankruptcy Loans that are Current                                                           73,044.68
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  6
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                            1,293,104.84
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 5
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                           1,595,166.76
Total Number of Bankruptcy Loans                                                                                        13
Total Principal Balance of Bankruptcy Loans                                                                   2,961,316.28

Foreclosures
Group Number     Number of Loans     Principal Balance    Percentage
      1                 24              3,182,499.91         1.98%
      2                128             36,067,771.87         4.62%
Total                  152             39,250,271.78         4.17%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 2
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                             365,867.01
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               22
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                          2,816,632.90
Total Number of Foreclosure Loans                                                                                       24
Total Principal Balance of Foreclosure Loans                                                                  3,182,499.91

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                              75,475.28
Number of Foreclosure Loans that are 3+ Months Delinquent                                                              127
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         35,992,296.59
Total Number of Foreclosure Loans                                                                                      128
Total Principal Balance of Foreclosure Loans                                                                 36,067,771.87

REO Properties
Group Number     Number of Loans      Principal Balance    Percentage
      1                 2                 247,133.86          0.15%
      2                15               5,409,725.25          0.69%
Total                  17               5,656,859.11          0.60%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        2
Principal Balance of REO Loans that are 3+ Months Delinquent                                                    247,133.86
Total Number of REO Loans                                                                                                2
Total Principal Balance of REO Loans                                                                            247,133.86

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                       15
Principal Balance of REO Loans that are 3+ Months Delinquent                                                  5,409,725.25
Total Number of REO Loans                                                                                               15
Total Principal Balance of REO Loans                                                                          5,409,725.25

REO Property Scheduled Balance

Group Number  Loan Number  REO Date        Schedule Principal Balance
        1     11400109     04/01/2006               113,239.44
        1     11404582     01/01/2006               133,894.42
        2     11244637     04/01/2006                49,609.21
        2     11381496     02/01/2006               125,398.05
        2     11383739     03/01/2006               124,080.00
        2     11390714     02/01/2006               876,435.50
        2     11399818     03/01/2006               535,142.48
        2     11404255     02/01/2006               147,505.23
        2     11411895     02/01/2006                64,746.96
        2     11414786     02/01/2006               614,383.16
        2     11418631     03/01/2006               569,912.56
        2     11423220     02/01/2006               285,746.83
        2     11425784     03/01/2006               189,878.01
        2     11425881     02/01/2006               470,724.61
        2     11428089     02/01/2006               662,242.57
        2     11429251     03/01/2006               269,920.08
        2     11432414     03/01/2006               424,000.00
Total                                             5,656,859.11

Principal Payoffs by Group occurred in this Distribution

Group Number    Number of Loans     Principal Balance   Percentage
      1                43              6,773,416.60       4.22%
      2                67             15,557,907.68       1.99%
Total                 110             22,331,324.28       2.37%

Realized Loss Group Report

Group       Current        Cumulative         Ending            Balance of            Net Liquidation
Number      Loss           Loss               Balance           Liquidated Loans      Proceeds
1           129,506.38       143,921.15       160,486,906.49      122,704.59           -6,801.79
2           566,610.25     1,716,330.23       780,341,257.22    1,323,099.97          756,489.72
TOTAL       696,116.63     1,860,251.38       940,828,163.71    1,445,804.56          749,687.93

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                  696,116.63
Group 1                                                                                                         129,506.38
Group 2                                                                                                         566,610.25

Cumulative Realized Losses - Reduced by Recoveries                                                            1,860,251.38
Group 1                                                                                                         143,921.15
Group 2                                                                                                       1,716,330.23

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 36.70% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                            7.20932%
36.70% of of Senior Enhancement Percentage                                                                        9.88761%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.15809%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        32,948,362.56
Ending Overcollateralization Amount                                                                          32,948,362.56
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       1,577,947.26
Payment to Class C                                                                                            1,026,846.03
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                     0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                                  0.00
Net Swap Payment Paid                                                                                                 0.00
Net Swap Receipt Due                                                                                            152,475.28

Beginning Balance                                                                                                 1,000.00
Additions to the Swap Account                                                                                   152,475.28
Withdrawals from the Swap Account                                                                               152,475.28
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                          5,452.83
Dividend Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                      5,452.83
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Carryover:

Interest Carryover Amount Occurred This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                           111.37
Class M-10                                                                                                        2,522.32
Class M-11                                                                                                        2,819.14

Interest Carryover Amount Paid This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                           111.37
Class M-10                                                                                                        2,522.32
Class M-11                                                                                                        2,819.14

Remaining Interest Carryover Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occurred this distribution                                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                    0.00

Available Net Funds Cap to Libor Certificates                                                                     7.506947

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                         5.500000
Class A-2                                                                                                         5.390000
Class A-3                                                                                                         5.440000
Class A-4                                                                                                         5.500000
Class A-5                                                                                                         5.590000
Class M-1                                                                                                         5.660000
Class M-2                                                                                                         5.680000
Class M-3                                                                                                         5.690000
Class M-4                                                                                                         5.790000
Class M-5                                                                                                         5.810000
Class M-6                                                                                                         5.890000
Class M-7                                                                                                         6.420000
Class M-8                                                                                                         6.520000
Class M-9                                                                                                         7.520000
Class M-10                                                                                                        7.820000
Class M-11                                                                                                        7.820000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Occurred This Period                                                                                  0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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